Consolidated Statements of Operations - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues	¥ 1,011,063,766	¥ 643,371,949	¥ 212,084,571
Company owned and operated stores
Store rental expenses	250,604,189
Marketing expenses	81,017,100	50,316,856	16,986,023
General and administrative expenses (including general and administrative expenses from transactions with a related party of RMB1,845,960, nil and RMB160,532 for the years ended December 31, 2022, 2021 and 2020, respectively)	289,544,688	174,962,876	79,366,314
Franchise and royalty expenses (including franchise and royalty expenses from transactions with a related party of RMB31,882,569, RMB15,576,324 and RMB5,147,252 for the years ended December 31, 2022, 2021 and 2020, respectively)	35,595,253	18,800,024	8,591,902
Other operating costs and expenses	8,340,034	2,134,905	2,712,522
Loss on disposal of property and equipment	8,835,137	1,546,122
Impairment losses of long-lived assets	7,222,765	1,001,880	0
Other income	7,152,455	3,475,871	3,338,788
Total costs and expenses, net	1,592,247,420	1,017,836,048	353,256,965
Operating loss	(581,183,654)	(374,464,099)	(141,172,394)
Interest income	2,703,219	315,550	511,389
Interest expenses	(14,804,002)	(1,901,653)
Foreign currency transaction loss	(6,275,369)	(1,301,963)	(2,399,162)
Changes in fair value of convertible notes	(4,493,605)	(5,577,001)
Changes in fair value of warrant liabilities	45,903,468
Changes in fair value of ESA derivative liabilities	(186,598,308)
Loss before income taxes	(744,748,251)	(382,929,166)	(143,060,167)
Income tax expenses	0	0	0
Net loss	(744,748,251)	(382,929,166)	(143,060,167)
Less: Net Loss attributable to non-controlling interests	2,103,019	1,208,147	1,060,660
Net Loss attributable to shareholders of the Company	¥ (742,645,232)	¥ (381,721,019)	¥ (141,999,507)
Basic loss per ordinary share	¥ (5.80)	¥ (3.14)	¥ (1.33)
Diluted loss per ordinary share	¥ (5.80)	¥ (3.14)	¥ (1.33)
Company Owned And Operated Stores
Revenues
Total revenues	¥ 938,096,823	¥ 617,226,090	¥ 206,036,187
Company owned and operated stores
Food and packaging (including cost of Company owned and operated stores from transactions with a related party of RMB36,862,860, RMB19,521,561 and RMB8,864,342 for the years ended December 31, 2022, 2021 and 2020, respectively)	314,550,334	207,947,581	74,401,872
Store rental expenses	236,838,444	148,152,234	54,719,146
Payroll and employee benefits	268,857,299	199,329,992	50,314,270
Delivery costs	73,615,391	38,604,864	12,232,737
Other operating expenses (including service fee from transactions with a related party of RMB550,000, nil and nil for the years ended December 31, 2022, 2021 and 2020, respectively)	107,769,989	99,104,765	35,613,651
Store depreciation and amortization	118,658,800	62,678,633	16,449,684
Company owned and operated store costs and expenses	1,120,290,257	755,818,069	243,731,360
Other revenues
Revenues
Total revenues	72,966,943	26,145,859	6,048,384
Company owned and operated stores
Costs of other revenues	¥ 48,554,641	¥ 16,731,187	¥ 5,207,632